Employee Cost - Summary of Net Periodic Cost Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of defined benefit plans [line items]
Service cost	$ 0.5	₨ 41.0	₨ 1,268.9
Net interest cost / (income)	0.0	2.7	55.5
Net periodic cost	$ 0.5	₨ 43.7	₨ 1,324.4